FORM 5500, SCHEDULE H, PART IV, LINE 4i – SCHEDULE OF ASSETS HELD (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Schedule of Asset Held for Investment [Line Items]
FORM 5500, SCHEDULE H, PART IV, LINE 4i–SCHEDULE OF ASSETS HELD
PG&E CORPORATION
RETIREMENT SAVINGS PLAN

EIN #: 94-3234914
PLAN #: 001

FORM 5500, SCHEDULE H, PART IV, LINE 4i –
SCHEDULE OF ASSETS HELD
AS OF DECEMBER 31, 2025

(in thousands)
(a)	(b)	(c)	(d)	(e)
	Identity of issue, borrower, lessor, or similar party	Description of investment including maturity date, rate of interest, collateral, par, or maturity value	Cost	Current Value
*	Participant loans	Loans to participants with interest rates ranging from 4.25% to 10.5% maturing through 2041	$—	$67,989

(*) Represents a party-in-interest to the Plan, as defined under ERISA.

EBP 002
EBP, Schedule of Asset Held for Investment [Line Items]
FORM 5500, SCHEDULE H, PART IV, LINE 4i–SCHEDULE OF ASSETS HELD
PG&E CORPORATION
RETIREMENT SAVINGS PLAN
FOR UNION-REPRESENTED EMPLOYEES

EIN #: 94-3234914
PLAN #: 002

FORM 5500, SCHEDULE H, PART IV, LINE 4i –
SCHEDULE OF ASSETS HELD
AS OF DECEMBER 31, 2025

(in thousands)
(a)	(b)	(c)	(d)	(e)
	Identity of issue, borrower, lessor, or similar party	Description of investment including maturity date, rate of interest, collateral, par, or maturity value	Cost	Current Value
*	Participant loans	Loans to participants with interest rates ranging from 4.25% to 10.5% maturing through 2041	$—	$136,464

(*) Represents a party-in-interest to the Plan, as defined under ERISA.